Noncontrolling Interests	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Noncontrolling Interest [Abstract]
Noncontrolling Interests	Noncontrolling Interests
Redeemable Noncontrolling Interests
The following table presents the activity in redeemable noncontrolling interests in a consolidated open-end fund sponsored by the Company.

	Three Months Ended March 31,
(In thousands)	2019	2018
Beginning balance	$9,385	$34,144
Contributions	—	250
Distributions and redemptions	(3,366)	(2,050)
Net income (loss)	1,444	(696)
Ending balance	$7,463	$31,648

Noncontrolling Interests in Investment Entities
These are interests in consolidated investment entities held by private investment funds managed by the Company, or by third party joint venture partners.
The Company's investment in the real estate portfolio of its industrial segment is made alongside third party limited partners through a joint venture consolidated by the Company. Over time, additional capital contributions from limited partners reduce the Company's ownership interest in the joint venture. New limited partners are admitted at the net asset value of the joint venture, based upon valuations determined by independent third parties, at the time of their contributions. For the three months ended March 31, 2019 and 2018, the difference between contributions received and the limited partners' share of the joint venture resulted in an increase to additional paid-in capital of $12.5 million and $5.8 million, respectively.
Noncontrolling Interests in Operating Company
Certain current and past employees of the Company directly or indirectly own interests in OP, presented as noncontrolling interests in the Operating Company. Noncontrolling interests in OP have the right to require OP to redeem part or all of such member’s OP Units for cash based on the market value of an equivalent number of shares of class A common stock at the time of redemption, or at the Company's election as managing member of OP, through issuance of shares of class A common stock (registered or unregistered) on a one-for-one basis. At the end of each period, noncontrolling interests in OP is adjusted to reflect their ownership percentage in OP at the end of the period, through a reallocation between controlling and noncontrolling interests in OP.
For the three months ended March 31, 2019, the Company redeemed 2,793 OP Units with the issuance of an equal number of shares of class A common stock on a one-for-one basis.
For the year ended December 31, 2018, the Company redeemed 2,870,422 OP Units, of which 2,074,457 OP Units were redeemed in exchange for an equal number of shares of class A common stock on a one-for-one basis, and 795,965 OP Units were redeemed in exchange for cash of $4.8 million to satisfy tax obligations of OP unitholders. The redemptions included 1.0 million OP units issued for settlement of the contingent consideration in connection with the Internalization (Note 11).	Noncontrolling Interests
Redeemable Noncontrolling Interests
This represents noncontrolling interests in a consolidated open-end fund sponsored by the Company beginning in August 2017, and in Townsend for the period from January 10, 2017 through December 29, 2017, the date the Company sold its interest in Townsend. In connection with the Townsend sale, $20.0 million of the consideration received was allocated to certain members of Townsend management and the noncontrolling interests in Townsend were fully redeemed.
The following table presents a summary of changes in redeemable noncontrolling interests:

	Year Ended December 31,
(In thousands)	2018	2017
Beginning balance	$34,144	$—
Assumed through the Merger	—	78,843
Assumed through consolidation of sponsored private fund	—	24,763
Contributions	354	8,550
Distributions and redemptions	(21,405)	(100,830)
Net income (loss)	(3,708)	23,543
Currency translation adjustment and other	—	(725)
Ending balance	$9,385	$34,144

Noncontrolling Interests in Investment Entities
These are interests in consolidated investment entities held by private investment funds managed by the Company, or by third party joint venture parties.
The Company's investment in the real estate portfolio of its industrial segment is made alongside third party limited partners through a joint venture consolidated by the Company. Over time, additional capital contributions from limited partners reduce the Company's ownership interest in the joint venture. New limited partners are admitted at the net asset value of the joint venture, based upon valuations determined by independent third parties, at the time of their contributions. For the years ended December 31, 2018 and 2017, the difference between contributions received and the limited partners' share of the joint venture resulted in an increase to additional paid-in capital of $34.1 million and $21.8 million, respectively.
In January 2017, the Company sold an 18.7% noncontrolling interest in its healthcare real estate portfolio through a newly formed joint venture pursuant to a purchase and sale agreement executed in November 2016 based upon terms negotiated prior to the Merger. The net excess of the carrying value of the noncontrolling interest sold over the consideration received resulted in a $41.2 million decrease to additional paid-in capital, including $9.2 million of cost of new capital.
Noncontrolling Interests in Operating Company
Certain employees of the Company directly or indirectly own interests in OP, presented as noncontrolling interests in the Operating Company. Noncontrolling interests in OP have the right to require OP to redeem part or all of such member’s OP Units for cash based on the market value of an equivalent number of shares of class A common stock at the time of redemption, or at the Company's election as managing member of OP, through issuance of shares of class A common stock (registered or unregistered) on a one-for-one basis. At the end of each period, noncontrolling interests in OP is adjusted to reflect their ownership percentage in OP at the end of the period, through a reallocation between controlling and noncontrolling interests in OP, as applicable.
For the year ended December 31, 2018, the Company redeemed 2,870,422 OP Units, of which 2,074,457 OP Units were redeemed in exchange for an equal number of shares of class A common stock on a one-for-one basis, and 795,965 OP Units were redeemed in exchange for cash of $4.8 million to satisfy the tax obligations of OP unitholders. The redemptions included 1.0 million OP Units issued for settlement of the contingent consideration in connection with the Internalization (Note 14).
For the year ended December 31, 2017, the Company redeemed 2,076,214 OP Units through the issuance of 1,684,170 shares of class A common stock (adjusted for the Merger exchange ratio) on a one-for-one basis and cash settlement of approximately $5.1 million to satisfy tax obligations of the OP unitholders.